Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Line Items]
Pre tax rate	21.00%	21.00%	21.00%
Valuation allowance	$ 18,047,800	$ 13,157,900
Federal operating loss carryovers	$ 51,380,100
Annual taxable income	80.00%
Tax Year 2025 [Member]
Income Taxes [Line Items]
Federal operating loss carryovers	$ 22,076,000
Tax Year 2037 [Member]
Income Taxes [Line Items]
Federal operating loss carryovers	3,155,700
Tax Year 2042 [Member]
Income Taxes [Line Items]
Federal operating loss carryovers	$ 400,000